14. Investments (Tables)	12 Months Ended
Dec. 31, 2020
DisclosureOfSeasonalityTextBlock
Schedule of investees and the changes in the investments balance

The investment information is shown below:

	2020	2019
Relevant investment information in Trip
Capital stock	1,318	1,318
Interest	60.00%	60.00%
Total equity	1,359	2,103

Adjusted equity (a)	815	1,254
Net income for the year	(732)	129
Net income for the year attributable to the company’s interest	(439)	77

Schedule of disposal of equity interest
14.2.	Changes in investments

Trip
Balances on December 31, 2018	1,177
Equity method results	77
Balances on December 31, 2019	1,254
Equity method results	(439)
Balances on December 31, 2020	815